Cash and Interest Bearing Deposits with Banks (Tables)	12 Months Ended
Oct. 31, 2021
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Disclosure of Cash and Interest Bearing Deposits with Banks
Cash and Cash Equivalents

(Canadian $ in millions)	2021	2020
Cash and deposits with banks (1)	91,377	55,926
Cheques and other items in transit, net	1,884	1,482
Total cash and cash equivalents	93,261	57,408

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.